Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit after taxation for the year	£ 2,169	£ 1,062	£ 8,372
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	462	646	(618)
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109
Fair value movements on available-for-saleinvestments	(14)	251	416
Deferred tax on fair value movements on available-for-saleinvestments	47		(91)
Reclassification of fair value movements on available-for-saleinvestments	(42)	(245)	(346)
Deferred tax reversed on reclassification of available-for-saleinvestments	(18)	51	36
Fair value movements on cash flow hedges	(10)	2	2
Deferred tax on fair value movements on cash flow hedges		2
Reclassification of cash flow hedges to income statement		1	2
Share of other comprehensive expense of associates and joint ventures			(77)
Items that may be subsequently reclassified to income statement	534	708	(676)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(149)	603	8
Remeasurement gains/(losses) on defined benefit plans	549	(475)	261
Tax on remeasurement of defined benefit plans	(221)	126	(80)
Items that will not be reclassified to income statement	179	254	189
Other comprehensive income/(expense) for the year	713	962	(487)
Total comprehensive income/(expense) for the year	2,882	2,024	7,885
Total comprehensive income for the year attributable to:
Shareholders	2,394	1,271	7,927
Non-controlling interests	488	753	(42)
Total comprehensive income/(expense) for the year	£ 2,882	£ 2,024	£ 7,885